CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents	$ 288	$ 484
Receivables	466	365
Contract assets	782	706
Inventories	411	392
Income taxes receivable	174	24
Other current assets	103	101
Total current assets	2,224	2,072
Non-current Assets
Property, plant and equipment	900	904
Goodwill	5,372	5,366
Other intangible assets	989	1,104
Non-current deferred income taxes	119	424
Other non-current assets	247	242
Total non-current assets	7,627	8,040
Total assets	9,851	10,112
Current Liabilities
Short-term debt	78	80
Accounts payable	622	540
Contract liabilities	372	291
Compensation and benefits	142	140
Other accrued items	317	332
Income taxes payable	15	30
Current portion of long-term debt, net	304	554
Total current liabilities	1,850	1,967
Non-current Liabilities
Defined benefit plans	714	1,278
Long-term debt, net	3,408	3,396
Non-current deferred income taxes	79	34
Other long-term liabilities	522	534
Total non-current liabilities	4,723	5,242
Shareholders’ Equity:
Preferred stock, without par value; 1,000,000 shares authorized; none issued	0	0
Common stock, $1.00 par value; 500,000,000 shares authorized; issued and outstanding 118,280,120 shares at June 29, 2018 and 119,628,884 shares at June 30, 2017	118	120
Other capital	1,714	1,741
Retained earnings	1,648	1,318
Accumulated other comprehensive loss	(202)	(276)
Total shareholders’ equity	3,278	2,903
Total liabilities and equity	$ 9,851	$ 10,112